Commitments - Summary of Future Minimum Lease Payments Payable Under Noncancellable Operating Leases (Detail) $ in Millions	12 Months Ended
Dec. 31, 2019 CAD ($)
Disclosure of future cash outflows not reflected in measurement of lease liability and purchase obligations [line items]
Variable lease payments	$ 269.6
Short-term and low value lease payments	4.0
Purchase obligations	67.6
Leases not commenced but committed	50.6
Total minimum lease payments	391.8
Less than 1 Year [member]
Disclosure of future cash outflows not reflected in measurement of lease liability and purchase obligations [line items]
Variable lease payments	47.6
Short-term and low value lease payments	2.6
Purchase obligations	43.9
Leases not commenced but committed	2.3
Total minimum lease payments	96.4
1 to 3 Years [member]
Disclosure of future cash outflows not reflected in measurement of lease liability and purchase obligations [line items]
Variable lease payments	82.4
Short-term and low value lease payments	1.4
Purchase obligations	20.5
Leases not commenced but committed	10.2
Total minimum lease payments	114.5
After 3 years [member]
Disclosure of future cash outflows not reflected in measurement of lease liability and purchase obligations [line items]
Variable lease payments	139.6
Purchase obligations	3.2
Leases not commenced but committed	38.1
Total minimum lease payments	$ 180.9